Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 91,476	$ 81,577
Credit/debit card receivables	36,042	42,982
Advertising	3,911	5,877
Receivables from landlords for leasehold improvements	374	867
Other receivables	28,694	18,991
Total receivables, net	$ 160,497	$ 150,294